Consolidated Schedule of Investments - USD ($)		3 Months Ended		12 Months Ended
		Mar. 31, 2023		Dec. 31, 2022
Net Investment Income [Line Items]
VALUE		$ 28,125,998		$ 35,929,006
TOTAL INVESTMENTS		35,361,835		40,121,924
LIABILITIES IN EXCESS OF OTHER ASSETS		(9,494,468)		(9,512,333)
Net assets		$ 25,867,367		$ 30,609,591
Eqx Capital Inc [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Common Stock *(1)(2)(4)	[1],[2],[3],[4]	Common Stock *(1)(2)(4)	[5],[6],[7],[8]
ACQUISITION DATE		Jun. 10, 2016		Jun. 10, 2016
SHARES/PAR VALUE		100,000		100,000
COST BASIS		$ 20,000		$ 20,000
VALUE		$ 3,210		$ 11,130
Equipment Leasing [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Preferred Stock - Series A *(1)(2)(4)	[1],[2],[3],[4]	Preferred Stock - Series A *(1)(2)(4)	[5],[6],[7],[8]
SHARES/PAR VALUE		1,950,000		1,950,000
COST BASIS		$ 1,950,000		$ 1,950,000
VALUE		$ 488,901		$ 865,995
ACQUISITION DATE		6/10/16-11/7/16		6/10/16-11/7/16
Eqx Capital Inc 1 [Member]
Net Investment Income [Line Items]
VALUE		$ 492,111		$ 877,125
Hera Systems Inc [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Convertible Note Matures December 2024 Interest Rate 5% (1)(2)(4)	[1],[2],[4]	Convertible Note Matures December 2024 Interest Rate 5% (1)(2)(4)	[5],[6],[8]
ACQUISITION DATE		Dec. 29, 2022		Dec. 29, 2022
SHARES/PAR VALUE		1,200,000		1,200,000
COST BASIS		$ 1,200,000		$ 1,200,000
VALUE		$ 1,200,000		$ 1,200,000
Hera Systems Inc 1 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Convertible Note Matures December 2024 Interest Rate 10% (1)(2)(4)	[1],[2],[4]	Convertible Note Matures December 2022 Interest Rate 10% (1)(2)(4)	[5],[6],[8]
ACQUISITION DATE		Dec. 29, 2022		Dec. 29, 2022
SHARES/PAR VALUE		5,359,791		5,359,791
COST BASIS		$ 5,359,791		$ 5,359,791
VALUE		$ 5,359,791		$ 5,359,791
Hera Systems Inc 2 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Preferred Stock - Series A *(1)(2)(4)	[1],[2],[3],[4]	Preferred Stock - Series A *(1)(2)(4)	[5],[6],[7],[8]
ACQUISITION DATE		Sep. 18, 2015		Sep. 18, 2015
SHARES/PAR VALUE		3,642,324		3,642,324
COST BASIS		$ 2,000,000		$ 2,000,000
VALUE		$ 19,356		$ 4,735
Hera Systems Inc 3 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Preferred Stock - Series B *(1)(2)(4)	[1],[2],[3],[4]	Preferred Stock - Series B *(1)(2)(4)	[5],[6],[7],[8]
SHARES/PAR VALUE		7,039,203		7,039,203
COST BASIS		$ 6,587,102		$ 6,587,102
VALUE		$ 494,279		$ 275,585
ACQUISITION DATE		8/7/17-2/1/19		8/7/17 - 2/1/19
Hera Systems Inc 4 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Preferred Stock - Series C *(1)(2)(4)	[1],[2],[3],[4]	Preferred Stock - Series C *(1)(2)(4)	[5],[6],[7],[8]
SHARES/PAR VALUE		2,650,000		2,650,000
COST BASIS		$ 2,650,000		$ 2,650,000
VALUE		$ 186,078		$ 103,748
ACQUISITION DATE		8/7/19-2/12/20		8/7/19-2/12/20
Hera Systems Inc 5 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Preferred Stock Warrants - Series B *(1)(2)(4)	[1],[2],[3],[4]	Preferred Stock Warrants - Series B *(1)(2)(4)	[5],[6],[7],[8]
SHARES/PAR VALUE		12,250,000		12,250,000
COST BASIS		$ 0		$ 0
VALUE		$ 859,148		$ 478,608
ACQUISITION DATE		7/9/18-9/4/18		7/9/18 - 9/4/18
Hera Systems Inc 6 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Preferred Stock Warrants - Series B *(1)(2)(4)	[1],[2],[3],[4]	Preferred Stock Warrants - Series B *(1)(2)(4)	[5],[6],[7],[8]
ACQUISITION DATE		Feb. 01, 2019		Feb. 01, 2019
SHARES/PAR VALUE		5,250,000		5,250,000
COST BASIS		$ 0		$ 0
VALUE		$ 368,206		$ 205,117
Hera Systems Inc 7 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Preferred Stock Warrants - Series B *(1)(2)(4)	[1],[2],[3],[4]	Preferred Stock Warrants - Series B *(1)(2)(4)	[5],[6],[7],[8]
ACQUISITION DATE		Aug. 07, 2017		Aug. 07, 2017
SHARES/PAR VALUE		6,214,922		6,214,922
COST BASIS		$ 0		$ 0
VALUE		$ 435,881		$ 242,817
Hera Systems Inc 8 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Preferred Stock Warrants - Series B *(1)(2)(4)	[1],[2],[3],[4]	Preferred Stock Warrants - Series B *(1)(2)(4)	[5],[6],[7],[8]
ACQUISITION DATE		Sep. 28, 2017		Sep. 28, 2017
SHARES/PAR VALUE		700,000		700,000
COST BASIS		$ 0		$ 0
VALUE		49,094		27,349
Hera Systems Inc 9 [Member]
Net Investment Income [Line Items]
VALUE		$ 8,971,833		$ 7,897,750
Intraop Medical Corp [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Convertible Note Matures December 2023 Interest Rate 15% (1)(2)(4)(6)	[1],[2],[4],[9]	Convertible Note Matures December 2022 Interest Rate 15% (1)(2)(4)(6)	[5],[6],[8],[10]
ACQUISITION DATE		Dec. 31, 2018		Dec. 31, 2018
SHARES/PAR VALUE		10,961,129		10,961,129
COST BASIS		$ 10,961,129		$ 10,961,129
VALUE		$ 5,642,066		$ 6,746,169
Intraop Medical Corp 1 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Convertible Note Matures December 2023 Interest Rate 15% (1)(2)(4)(6)	[1],[2],[4],[9]	Convertible Note Matures December 2022 Interest Rate 15% (1)(2)(4)(6)	[5],[6],[8],[10]
ACQUISITION DATE		Jul. 12, 2019		Jul. 12, 2019
SHARES/PAR VALUE		1,300,000		1,300,000
COST BASIS		$ 1,300,000		$ 1,300,000
VALUE		$ 669,154		$ 800,102
Intraop Medical Corp 2 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Convertible Note Matures December 2023 Interest Rate 15% (1)(2)(4)(6)	[1],[2],[4],[9]	Convertible Note Matures December 2022 Interest Rate 15% (1)(2)(4)(6)	[5],[6],[8],[10]
ACQUISITION DATE		Oct. 11, 2019		Oct. 11, 2019
SHARES/PAR VALUE		500,000		500,000
COST BASIS		$ 500,000		$ 500,000
VALUE		$ 257,367		$ 307,731
Intraop Medical Corp 3 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Convertible Note Matures December 2023 Interest Rate 15% (1)(2)(4)(6)	[1],[2],[4],[9]	Convertible Note Matures December 2022 Interest Rate 15% (1)(2)(4)(6)	[5],[6],[8],[10]
ACQUISITION DATE		Oct. 29, 2019		Oct. 29, 2019
SHARES/PAR VALUE		500,000		500,000
COST BASIS		$ 500,000		$ 500,000
VALUE		$ 257,367		$ 307,732
Intraop Medical Corp 4 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Convertible Note Matures December 2023 Interest Rate 15% (1)(2)(4)(6)	[1],[2],[4],[9]	Convertible Note Matures December 2022 Interest Rate 15% (1)(2)(4)(6)	[5],[6],[8],[10]
ACQUISITION DATE		Feb. 27, 2020		Feb. 27, 2020
SHARES/PAR VALUE		1,000,000		1,000,000
COST BASIS		$ 1,000,000		$ 1,000,000
VALUE		$ 514,734		$ 615,463
Intraop Medical Corp 5 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Convertible Note Matures December 2023 Interest Rate 15% (1)(2)(4)(6)	[1],[2],[4],[9]	Convertible Note Matures December 2022 Interest Rate 15% (1)(2)(4)(6)	[5],[6],[8],[10]
ACQUISITION DATE		Mar. 25, 2020		Mar. 25, 2020
SHARES/PAR VALUE		500,000		500,000
COST BASIS		$ 500,000		$ 500,000
VALUE		$ 257,367		$ 307,732
Intraop Medical Corp 6 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Convertible Note Matures December 2023 Interest Rate 15% (1)(2)(4)(6)	[1],[2],[4],[9]	Convertible Note Matures December 2022 Interest Rate 15% (1)(2)(4)(6)	[5],[6],[8],[10]
ACQUISITION DATE		May 08, 2020		May 08, 2020
SHARES/PAR VALUE		400,000		400,000
COST BASIS		$ 400,000		$ 400,000
VALUE		$ 205,894		$ 246,185
Intraop Medical Corp 7 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Convertible Note Matures December 2023 Interest Rate 15% (1)(2)(4)(6)	[1],[2],[4],[9]	Convertible Note Matures December 2022 Interest Rate 15% (1)(2)(4)(6)	[5],[6],[8],[10]
ACQUISITION DATE		Jul. 31, 2020		Jul. 31, 2020
SHARES/PAR VALUE		500,000		500,000
COST BASIS		$ 500,000		$ 500,000
VALUE		$ 257,367		$ 307,731
Intraop Medical Corp 8 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Convertible Note Matures December 2023 Interest Rate 15% (1)(2)(4)(6)	[1],[2],[4],[9]	Convertible Note Matures December 2022 Interest Rate 15% (1)(2)(4)(6)	[5],[6],[8],[10]
ACQUISITION DATE		Aug. 28, 2020		Aug. 28, 2020
SHARES/PAR VALUE		750,000		750,000
COST BASIS		$ 750,000		$ 750,000
VALUE		$ 386,050		$ 461,597
Intraop Medical Corp 9 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Convertible Note Matures December 2023 Interest Rate 15% (1)(2)(4)(6)	[1],[2],[4],[9]	Convertible Note Matures December 2022 Interest Rate 15% (1)(2)(4)(6)	[5],[6],[8],[10]
ACQUISITION DATE		Apr. 20, 2021		Apr. 20, 2021
SHARES/PAR VALUE		1,000,000		1,000,000
COST BASIS		$ 1,000,000		$ 1,000,000
VALUE		$ 514,734		$ 615,463
Intraop Medical Corp 10 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Convertible Note Matures December 2023 Interest Rate 15% (1)(2)(4)(6)	[1],[2],[4],[9]	Convertible Note Matures December 2022 Interest Rate 15% (1)(2)(4)(6)	[5],[6],[8],[10]
ACQUISITION DATE		Jun. 10, 2021		Jun. 10, 2021
SHARES/PAR VALUE		500,000		500,000
COST BASIS		$ 500,000		$ 500,000
VALUE		$ 257,367		$ 307,732
Intraop Medical Corp 11 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Convertible Note Matures December 2023 Interest Rate 15% (1)(2)(4)(6)	[1],[2],[4],[9]	Convertible Note Matures December 2022 Interest Rate 15% (1)(2)(4)(6)	[5],[6],[8],[10]
ACQUISITION DATE		Jul. 16, 2021		Jul. 16, 2021
SHARES/PAR VALUE		500,000		500,000
COST BASIS		$ 500,000		$ 500,000
VALUE		$ 257,367		$ 307,732
Intraop Medical Corp 12 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Convertible Note Matures December 2023 Interest Rate 15% (1)(2)(4)(6)	[1],[2],[4],[9]	Convertible Note Matures December 2022 Interest Rate 15% (1)(2)(4)(6)	[5],[6],[8],[10]
ACQUISITION DATE		Sep. 22, 2021		Sep. 22, 2021
SHARES/PAR VALUE		500,000		500,000
COST BASIS		$ 500,000		$ 500,000
VALUE		$ 257,367		$ 307,731
Intraop Medical Corp 13 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Convertible Note Matures December 2023 Interest Rate 15% (1)(2)(4)(6)	[1],[2],[4],[9]	Convertible Note Matures December 2022 Interest Rate 15% (1)(2)(4)(6)	[5],[6],[8],[10]
ACQUISITION DATE		Oct. 06, 2021		Oct. 06, 2021
SHARES/PAR VALUE		500,000		500,000
COST BASIS		$ 500,000		$ 500,000
VALUE		$ 257,367		$ 307,731
Intraop Medical Corp 14 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Convertible Note Matures December 2023 Interest Rate 15% (1)(2)(4)(6)	[1],[2],[4],[9]	Convertible Note Matures December 2022 Interest Rate 15% (1)(2)(4)(6)	[5],[6],[8],[10]
ACQUISITION DATE		Oct. 22, 2021		Oct. 22, 2021
SHARES/PAR VALUE		1,000,000		1,000,000
COST BASIS		$ 1,000,000		$ 1,000,000
VALUE		$ 514,734		$ 615,463
Intraop Medical Corp 15 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Convertible Note Matures December 2023 Interest Rate 15% (1)(2)(4)(6)	[1],[2],[4],[9]	Convertible Note Matures December 2022 Interest Rate 15% (1)(2)(4)(6)	[5],[6],[8],[10]
ACQUISITION DATE		Nov. 12, 2021		Nov. 12, 2021
SHARES/PAR VALUE		500,000		500,000
COST BASIS		$ 500,000		$ 500,000
VALUE		$ 257,367		$ 307,732
Intraop Medical Corp 16 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Convertible Note Matures December 2023 Interest Rate 15% (1)(2)(4)(6)	[1],[2],[4],[9]	Convertible Note Matures December 2022 Interest Rate 15% (1)(2)(4)(6)	[5],[6],[8],[10]
ACQUISITION DATE		Nov. 29, 2021		Nov. 29, 2021
SHARES/PAR VALUE		500,000		500,000
COST BASIS		$ 500,000		$ 500,000
VALUE		$ 257,367		$ 307,732
Intraop Medical Corp 17 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Convertible Note Matures December 2023 Interest Rate 15% (1)(2)(4)(6)	[1],[2],[4],[9]	Convertible Note Matures December 2022 Interest Rate 15% (1)(2)(4)(6)	[5],[6],[8],[10]
ACQUISITION DATE		Feb. 28, 2022		Feb. 28, 2022
SHARES/PAR VALUE		200,000		200,000
COST BASIS		$ 200,000		$ 200,000
VALUE		$ 102,947		$ 123,093
Intraop Medical Corp 18 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Convertible Note Matures December 2023 Interest Rate 15% (1)(2)(4)(6)	[1],[2],[4],[9]	Convertible Note Matures December 2022 Interest Rate 15% (1)(2)(4)(6)	[5],[6],[8],[10]
ACQUISITION DATE		Mar. 30, 2022		Mar. 30, 2022
SHARES/PAR VALUE		150,000		150,000
COST BASIS		$ 150,000		$ 150,000
VALUE		$ 77,210		$ 92,319
Intraop Medical Corp 19 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Convertible Note Matures December 2023 Interest Rate 15% (1)(2)(4)(6)	[1],[2],[4],[9]	Convertible Note Matures December 2022 Interest Rate 15% (1)(2)(4)(6)	[5],[6],[8],[10]
ACQUISITION DATE		Apr. 06, 2022		Apr. 06, 2022
SHARES/PAR VALUE		350,000		350,000
COST BASIS		$ 350,000		$ 350,000
VALUE		$ 180,157		$ 215,412
Intraop Medical Corp 20 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Convertible Note Matures December 2023 Interest Rate 15% (1)(2)(4)	[1],[2],[4]	Convertible Note Matures December 2022 Interest Rate 15% (1)(2)(4)(6)	[5],[6],[8],[10]
ACQUISITION DATE		Jun. 10, 2022		Jun. 10, 2022
SHARES/PAR VALUE		700,000		700,000
COST BASIS		$ 700,000		$ 700,000
VALUE		$ 360,314		$ 430,824
Intraop Medical Corp 21 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Preferred Stock - Series C *(1)(2)(4)	[1],[2],[3],[4]	Preferred Stock - Series C *(1)(2)(4)	[5],[6],[7],[8]
ACQUISITION DATE		Jul. 12, 2013		Jul. 12, 2013
SHARES/PAR VALUE		26,856,187		26,856,187
COST BASIS		$ 26,299,938		$ 26,299,938
VALUE		$ 0		$ 0
Intraop Medical Corp 22 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Term Note Matures December 2023 Interest Rate 8% (1)(2)(4)	[1],[2],[4]	Term Note Matures December 2022 Interest Rate 8% (1)(2)(4)(6)	[5],[6],[8],[10]
ACQUISITION DATE		Feb. 28, 2014		Feb. 28, 2014
SHARES/PAR VALUE		3,000,000		3,000,000
COST BASIS		$ 3,000,000		$ 3,000,000
VALUE		$ 1,544,202		$ 1,846,389
Intraop Medical Corp 23 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Term Note Matures December 2023 Interest Rate 8% (1)(2)(4)	[1],[2],[4]	Term Note Matures December 2022 Interest Rate 8% (1)(2)(4)(6)	[5],[6],[8],[10]
ACQUISITION DATE		Feb. 10, 2017		Feb. 10, 2017
SHARES/PAR VALUE		2,000,000		2,000,000
COST BASIS		$ 2,000,000		$ 2,000,000
VALUE		1,029,468		1,230,926
Intraop Medical Corp 24 [Member]
Net Investment Income [Line Items]
VALUE		$ 14,315,334		$ 17,116,721
Kyma Inc [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Convertible Note Matures March 2024 Interest Rate 10% (1)(4)	[2],[4]	Convertible Note Matures March 2023 Interest Rate 10% (1)(4)	[6],[8]
ACQUISITION DATE		Mar. 11, 2019		Mar. 11, 2019
SHARES/PAR VALUE		100,000		100,000
COST BASIS		$ 100,000		$ 100,000
VALUE		$ 100,000		$ 100,000
Lyncean Technologies Inc [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Preferred Stock - Series B *(1)(4)	[2],[3],[4]	Preferred Stock - Series B *(1)(4)	[6],[7],[8]
ACQUISITION DATE		Jul. 03, 2018		Jul. 03, 2018
SHARES/PAR VALUE		869,792		869,792
COST BASIS		$ 1,000,000		$ 1,000,000
VALUE		$ 0		$ 0
Revasum Inc [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		CDIs *(2)	[1],[3]	CDIs *(2)	[5],[7]
SHARES/PAR VALUE		39,774,889		39,774,889
COST BASIS		$ 9,268,219		$ 9,268,219
VALUE		$ 6,381,006		$ 3,520,496
ACQUISITION DATE		11/14/16-10/3/22		11/14/16 - 10/3/22
Uct Coatings Inc [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Common Stock *(1)(3)(4)	[2],[3],[4],[11]	Common Stock *(1)(3)(4)	[6],[7],[8],[12]
ACQUISITION DATE		Apr. 18, 2011		Apr. 18, 2011
SHARES/PAR VALUE		1,500,000		1,500,000
COST BASIS		$ 662,235		$ 662,235
VALUE		$ 202,672		$ 337,500
Wright Speed Inc [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Common Stock *(1)(2)(4)	[1],[2],[3],[4]	Common Stock *(1)(2)(4)	[5],[6],[7],[8]
ACQUISITION DATE		Jun. 07, 2019
SHARES/PAR VALUE		69,102		69,102
COST BASIS		$ 7,460,851		$ 7,460,851
VALUE		$ 286		$ 546
ACQUISITION DATE				4/11/2013 - 5/6/2019
Wright Speed Inc 1 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Convertible Note Matures June 2023 Interest Rate 12% (1)(2)(4)(6)	[1],[2],[4],[9]	Convertible Note Matures June 2023 Interest Rate 12% (1)(2)(4)(6)	[5],[6],[8],[10]
ACQUISITION DATE		Jun. 07, 2019		Jun. 07, 2019
SHARES/PAR VALUE		4,929,015		4,929,015
COST BASIS		$ 4,929,015		$ 4,929,015
VALUE		$ 714,707		$ 1,601,930
Wright Speed Inc 2 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Convertible Note Matures June 2023 Interest Rate 12% (1)(2)(4)(6)	[1],[2],[4],[9]	Convertible Note Matures June 2023 Interest Rate 12% (1)(2)(4)(6)	[5],[6],[8],[10]
ACQUISITION DATE		Aug. 12, 2020		Aug. 12, 2020
SHARES/PAR VALUE		750,000		750,000
COST BASIS		$ 750,000		$ 750,000
VALUE		$ 108,750		$ 243,750
Wright Speed Inc 3 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Convertible Note Matures June 2023 Interest Rate 12% (1)(2)(4)(6)	[1],[2],[4],[9]	Convertible Note Matures June 2023 Interest Rate 12% (1)(2)(4)(6)	[5],[6],[8],[10]
ACQUISITION DATE		Sep. 10, 2020		Sep. 10, 2020
SHARES/PAR VALUE		900,000		900,000
COST BASIS		$ 900,000		$ 900,000
VALUE		$ 130,500		$ 292,500
Wright Speed Inc 4 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Convertible Note Matures June 2023 Interest Rate 12% (1)(2)(4)(6)	[1],[2],[4],[9]	Convertible Note Matures June 2023 Interest Rate 12% (1)(2)(4)(6)	[5],[6],[8],[10]
ACQUISITION DATE		Oct. 13, 2020		Oct. 13, 2020
SHARES/PAR VALUE		1,050,000		1,050,000
COST BASIS		$ 1,050,000		$ 1,050,000
VALUE		$ 152,250		$ 341,250
Wright Speed Inc 5 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Convertible Note Matures June 2023 Interest Rate 12% (1)(2)(4)(6)	[1],[2],[4],[9]	Convertible Note Matures June 2023 Interest Rate 12% (1)(2)(4)(6)	[5],[6],[8],[10]
ACQUISITION DATE		Nov. 11, 2020		Nov. 11, 2020
SHARES/PAR VALUE		400,000		400,000
COST BASIS		$ 400,000		$ 400,000
VALUE		$ 58,000		$ 130,000
Wright Speed Inc 6 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Convertible Note Matures June 2023 Interest Rate 12% (1)(2)(4)(6)	[1],[2],[4],[9]	Convertible Note Matures June 2023 Interest Rate 12% (1)(2)(4)(6)	[5],[6],[8],[10]
ACQUISITION DATE		Nov. 24, 2020		Nov. 24, 2020
SHARES/PAR VALUE		375,000		375,000
COST BASIS		$ 375,000		$ 375,000
VALUE		$ 54,375		$ 121,875
Wright Speed Inc 7 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Convertible Note Matures June 2023 Interest Rate 12% (1)(2)(4)(6)	[1],[2],[4],[9]	Convertible Note Matures June 2023 Interest Rate 12% (1)(2)(4)(6)	[5],[6],[8],[10]
ACQUISITION DATE		Dec. 11, 2020		Dec. 11, 2020
SHARES/PAR VALUE		400,000		400,000
COST BASIS		$ 400,000		$ 400,000
VALUE		$ 58,000		$ 130,000
Wright Speed Inc 8 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Convertible Note Matures June 2023 Interest Rate 12% (1)(2)(4)(6)	[1],[2],[4],[9]	Convertible Note Matures June 2023 Interest Rate 12% (1)(2)(4)(6)	[5],[6],[8],[10]
ACQUISITION DATE		Dec. 23, 2020		Dec. 23, 2020
SHARES/PAR VALUE		2,000,000		2,000,000
COST BASIS		$ 2,000,000		$ 2,000,000
VALUE		$ 290,000		$ 650,000
Wright Speed Inc 9 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Convertible Note Matures June 2023 Interest Rate 12% (1)(2)(4)(6)	[1],[2],[4],[9]	Convertible Note Matures June 2023 Interest Rate 12% (1)(2)(4)(6)	[5],[6],[8],[10]
ACQUISITION DATE		Feb. 23, 2021		Feb. 23, 2021
SHARES/PAR VALUE		1,400,000		1,400,000
COST BASIS		$ 1,400,000		$ 1,400,000
VALUE		$ 203,000		$ 455,000
Wright Speed Inc 10 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Convertible Note Matures June 2023 Interest Rate 12% (1)(2)(4)(6)	[1],[2],[4],[9]	Convertible Note Matures June 2023 Interest Rate 12% (1)(2)(4)(6)	[5],[6],[8],[10]
ACQUISITION DATE		Apr. 12, 2021		Apr. 12, 2021
SHARES/PAR VALUE		1,200,000		1,200,000
COST BASIS		$ 1,200,000		$ 1,200,000
VALUE		$ 174,000		$ 390,000
Wright Speed Inc 11 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Convertible Note Matures June 2023 Interest Rate 12% (1)(2)(4)(6)	[1],[2],[4],[9]	Convertible Note Matures June 2023 Interest Rate 12% (1)(2)(4)(6)	[5],[6],[8],[10]
ACQUISITION DATE		May 18, 2021		May 18, 2021
SHARES/PAR VALUE		1,000,000		1,000,000
COST BASIS		$ 1,000,000		$ 1,000,000
VALUE		$ 145,000		$ 325,000
Wright Speed Inc 12 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Convertible Note Matures June 2023 Interest Rate 12% (1)(2)(4)(6)	[1],[2],[4],[9]	Convertible Note Matures June 2023 Interest Rate 12% (1)(2)(4)(6)	[5],[6],[8],[10]
ACQUISITION DATE		Jun. 22, 2021		Jun. 22, 2021
SHARES/PAR VALUE		1,000,000		1,000,000
COST BASIS		$ 1,000,000		$ 1,000,000
VALUE		$ 145,000		$ 325,000
Wright Speed Inc 13 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Convertible Note Matures June 2023 Interest Rate 12% (1)(2)(4)(6)	[1],[2],[4],[9]	Convertible Note Matures June 2023 Interest Rate 12% (1)(2)(4)(6)	[5],[6],[8],[10]
ACQUISITION DATE		Jul. 26, 2021		Jul. 26, 2021
SHARES/PAR VALUE		1,000,000		1,000,000
COST BASIS		$ 1,000,000		$ 1,000,000
VALUE		$ 145,000		$ 325,000
Wright Speed Inc 14 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Convertible Note Matures June 2023 Interest Rate 12% (1)(2)(4)(6)	[1],[2],[4],[9]	Convertible Note Matures June 2023 Interest Rate 12% (1)(2)(4)(6)	[5],[6],[8],[10]
ACQUISITION DATE		Aug. 19, 2021		Aug. 19, 2021
SHARES/PAR VALUE		1,000,000		1,000,000
COST BASIS		$ 1,000,000		$ 1,000,000
VALUE		$ 145,000		$ 325,000
Wright Speed Inc 15 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Convertible Note Matures June 2023 Interest Rate 12% (1)(2)(4)(6)	[1],[2],[4],[9]	Convertible Note Matures June 2023 Interest Rate 12% (1)(2)(4)(6)	[5],[6],[8],[10]
ACQUISITION DATE		Sep. 22, 2021		Sep. 22, 2021
SHARES/PAR VALUE		300,000		300,000
COST BASIS		$ 300,000		$ 300,000
VALUE		$ 43,500		$ 97,500
Wright Speed Inc 16 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Convertible Note Matures June 2023 Interest Rate 12% (1)(2)(4)(6)	[1],[2],[4],[9]	Convertible Note Matures June 2023 Interest Rate 12% (1)(2)(4)(6)	[5],[6],[8],[10]
ACQUISITION DATE		Oct. 05, 2021		Oct. 05, 2021
SHARES/PAR VALUE		700,000		700,000
COST BASIS		$ 700,000		$ 700,000
VALUE		$ 101,500		$ 227,500
Wright Speed Inc 17 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Convertible Note Matures June 2023 Interest Rate 12% (1)(2)(4)(6)	[1],[2],[4],[9]	Convertible Note Matures June 2023 Interest Rate 12% (1)(2)(4)(6)	[5],[6],[8],[10]
ACQUISITION DATE		Oct. 20, 2021		Oct. 20, 2021
SHARES/PAR VALUE		1,000,000		1,000,000
COST BASIS		$ 1,000,000		$ 1,000,000
VALUE		$ 145,000		$ 325,000
Wright Speed Inc 18 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Convertible Note Matures June 2023 Interest Rate 12% (1)(2)(4)(6)	[1],[2],[4],[9]	Convertible Note Matures June 2023 Interest Rate 12% (1)(2)(4)(6)	[5],[6],[8],[10]
ACQUISITION DATE		Nov. 23, 2021		Nov. 23, 2021
SHARES/PAR VALUE		1,000,000		1,000,000
COST BASIS		$ 1,000,000		$ 1,000,000
VALUE		$ 145,000		$ 325,000
Wright Speed Inc 19 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Convertible Note Matures June 2023 Interest Rate 12% (1)(2)(4)(6)	[1],[2],[4],[9]	Convertible Note Matures June 2023 Interest Rate 12% (1)(2)(4)(6)	[5],[6],[8],[10]
ACQUISITION DATE		Dec. 28, 2021		Dec. 28, 2021
SHARES/PAR VALUE		1,000,000		1,000,000
COST BASIS		$ 1,000,000		$ 1,000,000
VALUE		$ 145,000		$ 325,000
Wright Speed Inc 20 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Convertible Note Matures June 2023 Interest Rate 12% (1)(2)(4)(6)	[1],[2],[4],[9]	Convertible Note Matures June 2023 Interest Rate 12% (1)(2)(4)(6)	[5],[6],[8],[10]
ACQUISITION DATE		Feb. 23, 2022		Feb. 23, 2022
SHARES/PAR VALUE		200,000		200,000
COST BASIS		$ 200,000		$ 200,000
VALUE		$ 29,000		$ 65,000
Wright Speed Inc 21 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Convertible Note Matures June 2023 Interest Rate 12% (1)(2)(4)(6)	[1],[2],[4],[9]	Convertible Note Matures June 2023 Interest Rate 12% (1)(2)(4)(6)	[5],[6],[8],[10]
ACQUISITION DATE		Mar. 11, 2022		Mar. 11, 2022
SHARES/PAR VALUE		185,000		185,000
COST BASIS		$ 185,000		$ 185,000
VALUE		$ 26,825		$ 60,125
Wright Speed Inc 22 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Convertible Note Matures June 2023 Interest Rate 12% (1)(2)(4)(6)	[1],[2],[4],[9]	Convertible Note Matures June 2023 Interest Rate 12% (1)(2)(4)(6)	[5],[6],[8],[10]
ACQUISITION DATE		Apr. 14, 2022		Apr. 14, 2022
SHARES/PAR VALUE		65,000		65,000
COST BASIS		$ 65,000		$ 65,000
VALUE		$ 9,425		$ 21,125
Wright Speed Inc 23 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Convertible Note Matures June 2023 Interest Rate 12% (1)(2)(4)(6)	[1],[2],[4],[9]	Convertible Note Matures June 2023 Interest Rate 12% (1)(2)(4)(6)	[5],[6],[8],[10]
ACQUISITION DATE		May 10, 2022		May 10, 2022
SHARES/PAR VALUE		250,000		250,000
COST BASIS		$ 250,000		$ 250,000
VALUE		$ 36,250		$ 81,250
Wright Speed Inc 24 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Convertible Note Matures June 2023 Interest Rate 12% (1)(2)(4)(6)	[1],[2],[4],[9]	Convertible Note Matures June 2023 Interest Rate 12% (1)(2)(4)(6)	[5],[6],[8],[10]
ACQUISITION DATE		May 26, 2022		May 26, 2022
SHARES/PAR VALUE		250,000		250,000
COST BASIS		$ 250,000		$ 250,000
VALUE		$ 36,250		$ 81,250
Wright Speed Inc 25 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Convertible Note Matures June 2023 Interest Rate 12% (1)(2)(4)(6)	[1],[2],[4],[9]	Convertible Note Matures June 2023 Interest Rate 12% (1)(2)(4)(6)	[5],[6],[8],[10]
ACQUISITION DATE		Jun. 10, 2022		Jun. 10, 2022
SHARES/PAR VALUE		250,000		250,000
COST BASIS		$ 250,000		$ 250,000
VALUE		$ 36,250		$ 81,250
Wright Speed Inc 26 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Convertible Note Matures June 2023 Interest Rate 12% (1)(2)(4)(6)	[1],[2],[4],[9]	Convertible Note Matures June 2023 Interest Rate 12% (1)(2)(4)(6)	[5],[6],[8],[10]
ACQUISITION DATE		Jun. 28, 2022		Jun. 28, 2022
SHARES/PAR VALUE		250,000		250,000
COST BASIS		$ 250,000		$ 250,000
VALUE		$ 36,250		$ 81,250
Wright Speed Inc 27 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Convertible Note Matures June 2023 Interest Rate 12% (1)(2)(4)(6)	[1],[2],[4],[9]	Convertible Note Matures June 2023 Interest Rate 12% (1)(2)(4)(6)	[5],[6],[8],[10]
ACQUISITION DATE		Jul. 13, 2022		Jul. 13, 2022
SHARES/PAR VALUE		250,000		250,000
COST BASIS		$ 250,000		$ 250,000
VALUE		$ 36,250		$ 81,250
Wright Speed Inc 28 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Convertible Note Matures June 2023 Interest Rate 12% (1)(2)(4)(6)	[1],[2],[4],[9]	Convertible Note Matures June 2023 Interest Rate 12% (1)(2)(4)(6)	[5],[6],[8],[10]
ACQUISITION DATE		Jul. 28, 2022		Jul. 28, 2022
SHARES/PAR VALUE		250,000		250,000
COST BASIS		$ 250,000		$ 250,000
VALUE		$ 36,250		$ 81,250
Wright Speed Inc 29 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Convertible Note Matures June 2023 Interest Rate 12% (1)(2)(4)(6)	[1],[2],[4],[9]	Convertible Note Matures June 2023 Interest Rate 12% (1)(2)(4)(6)	[5],[6],[8],[10]
ACQUISITION DATE		Aug. 12, 2022		Aug. 12, 2022
SHARES/PAR VALUE		250,000		250,000
COST BASIS		$ 250,000		$ 250,000
VALUE		$ 36,250		$ 81,250
Wright Speed Inc 30 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Convertible Note Matures June 2023 Interest Rate 12% (1)(2)(4)(6)	[1],[2],[4],[9]	Convertible Note Matures June 2023 Interest Rate 12% (1)(2)(4)(6)	[5],[6],[8],[10]
ACQUISITION DATE		Oct. 21, 2022		Oct. 21, 2022
SHARES/PAR VALUE		135,000		135,000
COST BASIS		$ 135,000		$ 135,000
VALUE		$ 19,575		$ 43,875
Wright Speed Inc 31 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Convertible Note Matures June 2023 Interest Rate 12% (1)(2)(4)(6)	[1],[2],[4],[9]	Convertible Note Matures June 2023 Interest Rate 12% (1)(2)(4)(6)	[5],[6],[8],[10]
ACQUISITION DATE		Nov. 14, 2022		Nov. 14, 2022
SHARES/PAR VALUE		165,000		165,000
COST BASIS		$ 165,000		$ 165,000
VALUE		$ 23,925		$ 53,625
Wright Speed Inc 32 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Convertible Note Matures June 2023 Interest Rate 12% (1)(2)(4)(6)	[1],[2],[4],[9]	Convertible Note Matures June 2023 Interest Rate 12% (1)(2)(4)(6)	[5],[6],[8],[10]
ACQUISITION DATE		Dec. 09, 2022		Dec. 09, 2022
SHARES/PAR VALUE		125,000		125,000
COST BASIS		$ 125,000		$ 125,000
VALUE		$ 18,125		$ 40,625
Wright Speed Inc 33 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Convertible Note Matures June 2023 Interest Rate 12% (1)(2)(4)(6)	[1],[2],[4],[9]	Preferred Stock - Series AA *(1)(2)(4)	[5],[6],[7],[8]
ACQUISITION DATE		Jan. 10, 2023
SHARES/PAR VALUE		100,000		60,733,693
COST BASIS		$ 100,000		$ 17,355,887
VALUE		$ 14,500		$ 1,049,478
ACQUISITION DATE				6/7/19 - 7/20/20
Wright Speed Inc 34 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Preferred Stock - Series AA *(1)(2)(4)	[1],[2],[3],[4]	Preferred Stock Warrants - Series AA *(1)(2)(4)	[5],[6],[7],[8]
ACQUISITION DATE				Jun. 07, 2019
SHARES/PAR VALUE		60,733,693		609,756
COST BASIS		$ 17,355,887		$ 0
VALUE		$ 543,346		3,232
ACQUISITION DATE		6/7/19-7/20/20
Wright Speed Inc 35 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT	[1],[2],[3],[4]	Preferred Stock Warrants - Series AA *(1)(2)(4)
ACQUISITION DATE		Jun. 07, 2019
SHARES/PAR VALUE		609,756
COST BASIS		$ 0
VALUE		1,709
Wright Speed Inc 36 [Member]
Net Investment Income [Line Items]
VALUE		$ 4,044,048		$ 8,862,686
Investment Company [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT		Fidelity Investments Money Market Treasury Portfolio - Class I (5)	[13]	Fidelity Investments Money Market Treasury Portfolio - Class I (5)
SHARES/PAR VALUE		854,831		672,422
COST BASIS		$ 854,831		$ 672,422
VALUE		$ 854,831		$ 672,422
ACQUISITION DATE		Various		Various
Silicon Genesis Corp [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT	[5],[6],[7],[8]			Preferred Stock - Series 1-E *(1)(2)(4)
ACQUISITION DATE				Apr. 18, 2011
SHARES/PAR VALUE				5,704,480
COST BASIS				$ 2,372,403
VALUE				$ 320,592
Silicon Genesis Corp 1 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT	[5],[6],[7],[8]			Preferred Stock - Series 1-C *(1)(2)(4)
ACQUISITION DATE				Apr. 18, 2011
SHARES/PAR VALUE				82,914
COST BASIS				$ 109,518
VALUE				$ 962
Silicon Genesis Corp 2 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT	[5],[6],[7],[8]			Preferred Stock - Series 1-D *(1)(2)(4)
ACQUISITION DATE				Apr. 18, 2011
SHARES/PAR VALUE				850,830
COST BASIS				$ 431,901
VALUE				$ 2,552
Silicon Genesis Corp 3 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT	[5],[6],[7],[8]			Common Stock *(1)(2)(4)
ACQUISITION DATE				Apr. 18, 2011
SHARES/PAR VALUE				921,892
COST BASIS				$ 169,045
VALUE				$ 111
Silicon Genesis Corp 4 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT	[5],[6],[7],[8]			Common Stock Warrants *(1)(2)(4)
ACQUISITION DATE				Apr. 18, 2011
SHARES/PAR VALUE				37,982
COST BASIS				$ 6,678
VALUE				$ 1
Silicon Genesis Corp 5 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT	[5],[6],[7],[8]			Preferred Stock - Series 1-F *(1)(2)(4)
ACQUISITION DATE				Apr. 18, 2011
SHARES/PAR VALUE				912,453
COST BASIS				$ 456,389
VALUE				$ 70,806
Silicon Genesis Corp 6 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT	[5],[6],[7],[8]			Preferred Stock - Series 1-G *(1)(2)(4)
ACQUISITION DATE				Mar. 10, 2016
SHARES/PAR VALUE				48,370,793
COST BASIS				$ 3,880,592
VALUE				$ 306,671
Silicon Genesis Corp 7 [Member]
Net Investment Income [Line Items]
TYPE OF INVESTMENT	[5],[6],[7],[8]			Preferred Stock - Series 1-H *(1)(2)(4)
ACQUISITION DATE				Mar. 10, 2016
SHARES/PAR VALUE				837,942
COST BASIS				$ 936,895
VALUE				35,529
Silicon Genesis Corp 8 [Member]
Net Investment Income [Line Items]
VALUE				$ 737,224

[1]	Controlled investments.
[2]	Fair Value Level 3 security (108.7% of net assets).
[3]	Non-income producing security.
[4]	Restricted security. Fair Value is determined by or under the direction of the Company’s Board of Directors (See note 3). At March 31, 2023, we held $28,125,998 (or 108.7% of net assets) in restricted securities (see Note 2).
[5]	Controlled investments.
[6]	Fair Value Level 3 security.
[7]	Non-income producing security.
[8]	Restricted security. Fair Value is determined by or under the direction of the Company’s Board of Directors (See note 3). At December 31, 2022, we held $35,929,006 (or 117.3% of net assets) in restricted securities (see Note 2).
[9]	Security whose interest accrues until maturity however, based on March 31, 2023 valuation no such interest accrued during period ended March 31, 2023.
[10]	Security whose interest accrues over the life of the Note and is not payable until maturity. An interest adjustment was made during the year ending December 31, 2022 of approximately $21,400,000.
[11]	Affiliated issuer.
[12]	Affiliated issuer.
[13]	The Fidelity Investments Money Market Treasury Portfolio invests primarily in U.S. Treasury securities.